Acquisition of Non-Controlling Interests (Details) ¥ in Millions			12 Months Ended
	Mar. 04, 2023 USD ($) shares	Jan. 01, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 04, 2023 CNY (¥)	Jun. 30, 2022 USD ($)
Acquisition of Non-Controlling Interests (Details) [Line Items]
Non-controlling interests			$ 343,361		$ 2,081,311
Payable arising from acquisition of non-controlling equity interest in a controlling subsidiary			$ 234,441
Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.		49.00%
Beijing Deran [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Ownership interest percentage					49.00%
Variable Interest Entity, Primary Beneficiary [Member] | Baijia Cloud Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.		30.00%
Variable Interest Entity, Primary Beneficiary [Member] | Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.		30.00%
Security Purchase Agreement [Member] | Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.		49.00%
Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.	49.00%
Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Baijia Cloud Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Ownership interest percentage		30.00%
Acquisition of noncontrolling interests share issued | shares		366,170
Non-controlling interests		$ 96,735
Share consideration amount		$ 303,152
Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Baijiayun Information Technology [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Ownership interest percentage		49.00%
Acquisition of noncontrolling interests share issued | shares		3,658,245
Non-controlling interests		$ 435,875
Share consideration amount		$ 3,028,661
Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Beijing Deran [Member]
Acquisition of Non-Controlling Interests (Details) [Line Items]
Acquisition of noncontrolling interests percentage.	49.00%
Acquisition of noncontrolling interests share issued | shares	127,791
Non-controlling interests	$ 1,486,074
Acquisition of noncontrolling interests cash payment.	483,000			¥ 3.5
Non-controlling interests consideration	$ 1,482,572